Investment Strategy	Oct. 24, 2025
Ocean Park Domestic ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by tactically allocating the Fund’s assets between unaffiliated US equity ETFs (“Underlying ETFs”) and cash equivalents. The universe of Underlying ETFs is unconstrained and includes, but is not limited to, those based on market capitalization, investment styles, factors, sectors and industries. Underlying ETFs may invest in U.S. equities of any market capitalization. The Underlying ETFs that the Fund invests in may be passively managed or actively managed.

The Fund uses a “fund of funds” approach and may engage in frequent trading.

Under normal market conditions, the Fund expects to invest substantially all of its assets in Underlying ETFs. At times, the Fund may be fully or partially invested in cash equivalents. The Fund may also engage in securities lending of its portfolio securities.

The Fund’s investment adviser, Ocean Park Asset Management, LLC (the “Adviser”), employs a proprietary trend following strategy to generate buy and sell signals for Underlying ETFs. The Adviser calculates upper and lower bands for each Underlying ETF. The upper and lower bands are offset above and below a short-term exponential moving average. A “Buy signal”, which identifies a potential uptrend for an Underlying ETF candidate, is determined by a security’s price rising above both the recent low of its upper band and a secondary moving average. The Adviser uses quantitative analysis to determine which Underlying ETFs to purchase. The Fund has no limits or constraints on the number or type of Underlying ETFs in which it can invest.

An Underlying ETF is sold when a security’s price falls below the recent high of its lower band (a “Sell signal”), with the goal being to limit drawdowns of the overall Fund. When a position is sold, the proceeds may be invested in an alternative Underlying ETF or temporarily invested in cash equivalents. Cash equivalents may include, but are not limited to, U.S. Treasury bills, money market funds and ETFs that primarily invest in investment grade short-term bonds. The Adviser periodically reviews the allocation of the Underlying ETFs and may make adjustments to the Underlying ETF holdings, including adding or removing Underlying ETFs.

Ocean Park International ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by tactically allocating the Fund’s assets between unaffiliated international equity ETFs (“Underlying ETFs”) and cash equivalents. The universe of Underlying ETFs is unconstrained and includes, but is not limited to, those based on market capitalization, investment styles, factors, regions and countries. Underlying ETFs may invest in international developed market equities and emerging market equities of any market capitalization. The Underlying ETFs that the Fund invests in may be passively managed or actively managed.

The Fund may invest without constraint in emerging market equity ETFs. The Fund considers Underlying ETFs which principally invest in emerging market equity issues to be emerging market equity ETFs. The Fund considers emerging market equity issuers to be those located in countries represented in the Morningstar Emerging Markets Index.

The Fund uses a “fund of funds” approach and may engage in frequent trading.

Under normal market conditions, the Fund expects to invest substantially all of its assets in Underlying ETFs. At times, the Fund may be fully or partially invested in cash equivalents. The Fund may also engage in securities lending of its portfolio securities.

The Fund’s investment adviser, Ocean Park Asset Management, LLC (the “Adviser”), employs a proprietary trend following strategy to generate buy and sell signals for Underlying ETFs. The Adviser calculates upper and lower bands for each Underlying ETF. The upper and lower bands are offset above and below a short-term exponential moving average. A “Buy signal”, which identifies a potential uptrend for an Underlying ETF candidate, is determined by a security’s price rising above both the recent low of its upper band and a secondary moving average. The Adviser uses quantitative analysis to determine which Underlying ETFs to purchase. The Fund has no limits or constraints on the number or type of Underlying ETFs in which it can invest.

An Underlying ETF is sold when a security’s price falls below the recent high of its lower band (a “Sell signal”), the goal being to limit drawdowns of the overall Fund. When a position is sold, the proceeds may be invested in an alternative Underlying ETF or temporarily invested in cash equivalents. Cash equivalents may include, but are not limited to, U.S. Treasury bills, money market funds and ETFs that primarily invest in investment grade short-term bonds. The Adviser periodically reviews the allocation of the Underlying ETFs and may make adjustments to the Underlying ETF holdings, including adding or removing Underlying ETFs.

Ocean Park Diversified Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by tactically allocating the Fund’s assets between unaffiliated fixed income ETFs (“Underlying ETFs”) and cash equivalents. The universe of Underlying ETFs is unconstrained and includes, but is not limited to, those which may invest in Treasury bonds, investment grade corporate and municipal bonds, high yield (commonly known as “junk” bonds, whose issuers have a non-investment grade rating or are not rated) corporate and municipal bonds, mortgage-backed securities, international bonds, emerging market bonds, convertible bonds, preferred securities and bank loans. Underlying ETFs may invest in issues of any duration or maturity. The Underlying ETFs that the Fund invests in may be passively managed or actively managed.

The Fund may invest without constraint in high yield ETFs, international bond ETFs and emerging market bond ETFs. The Fund considers Underlying ETFs which principally invest in non-investment grade debt issues to be high yield ETFs. The Fund considers Underlying ETFs which principally invest in emerging market bond debt issues to be emerging market bond ETFs. The Fund considers emerging market issuers to be those located in countries represented in the Morningstar Emerging Markets Index.

The Fund uses a “fund of funds” approach and may engage in frequent trading.

Under normal market conditions, the Fund expects to invest substantially all of its assets in Underlying ETFs. At times, the Fund may be fully or partially invested in cash equivalents. The Fund may also engage in securities lending of its portfolio securities.

The Fund’s investment adviser, Ocean Park Asset Management, LLC (the “Adviser”), employs a proprietary trend following strategy to generate buy and sell signals for Underlying ETFs. The Adviser calculates upper and lower bands for each Underlying ETF. The upper and lower bands are offset above and below a short-term exponential moving average. A “Buy signal”, which identifies a potential uptrend for an Underlying ETF candidate, is determined by a security’s price rising above both the recent low of its upper band and a secondary moving average. The Adviser uses quantitative analysis to determine which Underlying ETFs to purchase. The Fund has no limits or constraints on the number or type of Underlying ETFs in which it can invest.

An Underlying ETF is sold when a security’s price falls below the recent high of its lower band (a “Sell signal”), the goal being to limit drawdowns of the overall Fund. When a position is sold, the proceeds may be invested in an alternative Underlying ETF or temporarily invested in cash equivalents. Cash equivalents may include, but are not limited to, U.S. Treasury bills, money market funds and ETFs that primarily invest in investment grade short-term bonds. The Adviser periodically reviews the allocation of the Underlying ETFs and may make adjustments to the Underlying ETF holdings, including adding or removing Underlying ETFs.

Ocean Park High Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by tactically allocating the Fund’s assets between unaffiliated higher yielding ETFs (“High Income ETFs”), long-term Treasury ETFs (“Treasury ETFs”) and cash equivalents. For the purposes of this prospectus, High Income ETFs and Treasury ETFs are collectively referred to as “Underlying ETFs”. The Fund defines higher yielding ETFs as those which principally invest in high yield (commonly known as “junk” bonds, whose issuers have a non-investment grade rating or are not rated) corporate and municipal bonds, emerging market bonds, preferred securities and bank loans. High Income ETFs may invest in issues of any duration or maturity. The Underlying ETFs that the Fund invests in may be passively managed or actively managed.

The Fund may invest without constraint in high yield ETFs and emerging market bond ETFs. The Fund considers Underlying ETFs which principally invest in non-investment grade debt issues to be high yield ETFs. The Fund considers High Income ETFs which principally invest in emerging market bond debt issues to be emerging market bond ETFs. The Fund considers emerging market issuers to be those located in countries represented in the Morningstar Emerging Markets Index.

The Fund uses a “fund of funds” approach and may engage in frequent trading.

Under normal market conditions, the Fund expects to invest substantially all of its assets in High Income ETFs. At times,

the Fund may be partially invested in Treasury ETFs. At times, the Fund may be fully or partially invested in cash equivalents. The Fund may also engage in securities lending of its portfolio securities.

The Fund’s investment adviser, Ocean Park Asset Management, LLC (the “Adviser”), employs a proprietary trend following strategy to generate buy and sell signals for High Income ETFs. The Adviser calculates upper and lower bands for each High Income ETF. The upper and lower bands are offset above and below a short-term exponential moving average. A “Buy signal”, which identifies a potential uptrend for a High Income ETF, is determined by a security’s price rising above both the recent low of its upper band and a secondary moving average. The Adviser uses quantitative analysis to determine which High Income ETFs to purchase. The Fund has no limits or constraints on the number or type of High Income ETFs in which it can invest.

A High Income ETF is sold when a security’s price falls below the recent high of its lower band (a “Sell signal”), the goal being to limit drawdowns of the overall Fund. When a position is sold, the proceeds may be invested in an alternative High Income ETF, Treasury ETF or temporarily invested in cash equivalents. Cash equivalents may include, but are not limited to, U.S. Treasury bills, money market funds and ETFs that primarily invest in investment grade short-term bonds.

The Adviser’s proprietary trend following strategy to generate buy and sell signals and quantitative analysis are also applied for Treasury ETFs. The Fund may invest in Treasury ETFs when there are limited buy signals in High Income ETFs. When invested in Treasury ETFs, the Fund may sell all or a portion of Treasury ETFs as High Income ETFs enter buy signals. The Fund has no limits or constraints on the number or type of Treasury ETFs in which it can invest.

The Adviser periodically reviews the allocation of Underlying ETFs and may make adjustments to Underlying ETF holdings, including adding or removing Underlying ETFs.